UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semiannual Report dated March 31, 2007	For Investors Seeking Attractive Monthly Income Potential

Nuveen Investments

Taxable Bond Funds

Nuveen Short Duration Bond Fund

Nuveen Core Bond Fund

Nuveen High Yield Bond Fund

NOW YOU CAN RECEIVE YOUR

NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.

SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY

E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready — no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

IT’S FAST, EASY & FREE:

www.investordelivery.com

if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You’ll need it to complete the enrollment process.)

OR

www.nuveen.com/accountaccess

if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

“In addition to

providing regular

income, a bond

investment like

your Fund also

may help you

achieve and benefit

from greater portfolio

diversification – a

potential way to

reduce some of

the risk that comes

with investing.”

Dear Shareholder,

I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly income. For more details about the performance and management strategy of your Fund, please read the Portfolio Manager’s Comments and Fund Spotlight sections of this report.

In addition to providing regular income, a bond investment like your Fund also may help you achieve and benefit from greater portfolio diversification – a potential way to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the internet. You may also help your Fund reduce expenses. Sign up is quick and easy – just follow the step-by-step instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

May 15, 2007

Semiannual Report    Page 1

Portfolio Manager’s Comments for the Nuveen Short Duration Bond Fund,

Nuveen Core Bond Fund, and Nuveen High Yield Bond Fund

The Nuveen Short Duration, Core, and High Yield Bond Funds feature portfolio management by the Taxable Fixed Income group of Nuveen Asset Management. We recently spoke with Andrew Stenwall, Managing Director, Taxable Fixed Income, and the Funds’ portfolio manager, about the performance and management of the Funds during the six-month reporting period ended March 31, 2007.

How did the Funds perform during the six-month reporting period?

The nearby chart provides the total return on net asset value for the Class A shares of the three Funds for the six months ended March 31, 2007. Each Fund’s total return performance is compared with its corresponding benchmark index and Lipper peer fund category average. All three Funds Class A shares at NAV outperformed their benchmark indexes and performed in line with their Lipper peer group category averages during the period.

Both the Nuveen Short Duration Bond Fund and the Nuveen Core Bond Fund benefited from our multi-strategy approach. During this six-month period our U.S. interest rate strategy, credit positions, global fixed income exposure, and the positioning in mortgage-backed securities all added to relative outperformance. Volatility in commodity markets and the sudden correction in local Chinese stock markets created significant volatility in non-U.S. dollar securities and currencies, which detracted from returns slightly. However, our proprietary risk models helped to limit the exposure to these events.

Both Funds’ interest rate exposure added to performance during the final quarter of 2006. We held short positions in U.S. Treasury securities because we believed that interest rates in the United States were lower than warranted. This stance helped results as yields rose during that quarter and Treasury prices fell accordingly (bond yields and prices move in opposite directions). Also contributing positively was our allocation to lower-rated, higher-yielding bonds, which helped offset our relative underweighting in strong-performing investment-grade debt. Another positive was our lack of exposure during the period to 15-year Government National Mortgage Association (GNMA) mortgage-backed securities, which underperformed, as well as our relative overweighting in 30-year Federal National Mortgage Association (FNMA) mortgage-backed securities, which outperformed.

The Funds also benefited from their exposure to higher-yielding currencies all of which recovered after a period of high volatility. Our exposure to currencies of commodity-exporting countries, proved to be a negative early in 2007 following a sharp correction in commodity markets. By late February, a significant correction in China’s stock market had spilled over to other world stock markets, which in turn led to currency market volatility. Relying on our proprietary risk models, we subsequently reduced exposure and invested in U.S. LIBOR bonds (very short-term, liquid debt). As the markets calmed, we reinvested in currencies, many of which performed well during the first quarter of 2007.

The Nuveen High Yield Bond Fund continues to enjoy solid results relative to its benchmark and Lipper peer group, thanks primarily to effective sector and security selection. During the fourth quarter the Fund’s relatively short duration (price sensitivity to interest rate movements) relative to its benchmark was another positive. Having less price sensitivity was helpful during a quarter in which bond prices generally were trending downward. Overweighting building materials bonds, which performed well, and underweighting aerospace and lodging bonds, which lagged, contributed to results

Semiannual Report    Page 2

Class A Shares—

Total Returns as of 3/31/07

		Average Annual
	Cumulative 6-Month	1-Year	Since inception (12/20/04)
Nuveen Short Duration Bond Fund
A Shares at NAV	2.55%	4.63%	2.84%
A Shares at Offer	0.51%	2.56%	1.94%
Lipper Short Investment Grade Debt Funds Category Average[1]	2.57%	5.32%	3.38%
Citigroup 1-3 Year Treasury Index[2]	2.30%	4.98%	3.11%

Nuveen Core Bond Fund
A Shares at NAV	2.89%	5.87%	3.12%
A Shares at Offer	-0.96%	1.89%	1.41%
Lipper Intermediate Investment Grade Debt Funds Category Average[3]	2.87%	6.60%	3.66%
Citigroup Broad Investment Grade Bond Index[4]	2.76%	6.60%	3.75%

Nuveen High Yield Bond Fund
A Shares at NAV	7.06%	11.16%	7.28%
A Shares at Offer	1.96%	5.86%	5.02%
Lipper High Current Yield Funds Category Average[5]	7.06%	10.33%	7.04%
Citigroup High Yield BB/B Index[6]	6.29%	10.53%	7.11%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Maximum sales charges for Class A shares of each Fund are 2.0% for Nuveen Short Duration Bond Fund, 3.75% for Nuveen Core Bond Fund, and 4.75% for Nuveen High Yield Bond Fund. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

during the period. Counterbalancing these benefits, our relative underweighting in auto-related, paper, and cable-television bonds generally detracted from performance as these lower-quality sectors tended to outperform the overall market during this period. Sector selection boosted results during the first three months of 2007. Specifically, our continued underweighting in automotive finance bonds and overweightings in chemical, retail, and consumer products bonds contributed to positive overall performance. However, the Fund’s underweighting in gas pipeline bonds and continued limited exposure to cable and paper/forest product bonds was a corresponding negative, as these sectors performed well. Unlike the last three months of 2006, the Fund’s relatively short duration proved to be a negative when interest rates fell and the market outperformed in February 2007.

What strategies were used to manage the Funds during the period, and how did these strategies influence performance?

We manage both the Short Duration and Core Bond Funds with similar strategies. Both Funds principally invest in corporate debt securities, including bonds, notes, and debentures; U.S. government obligations; foreign debt securities; mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations; and asset-backed securities. In addition, in an effort to enhance returns and manage risk, both Funds

1	The Lipper Short Investment Grade Debt Funds Category Average represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category for the periods ended March 31, 2007. The since inception data for the Lipper index represents returns for the period 12/31/04 - 3/31/07, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

2	The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). The since inception data for the Index represents returns for the period 12/31/04 - 3/31/07, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.

3	The Lipper Intermediate Investment Grade Debt Funds Category Average represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds Category for the periods ended March 31, 2007. The since inception data for the Lipper index represents returns for the period 12/31/04 - 3/31/07, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

4	The Citigroup Broad Investment Grade Bond Index (the “BIG” Index) is an unmanaged index generally considered representative of the U.S. investment grade bond market. The since inception data for the Index represents returns for the period 12/31/04 - 3/31/07, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.

5	The Lipper High Current Yield Funds Category Average represents the cumulative or average annualized total returns for the 30 largest funds in the Lipper High Current Yield Funds Category for the periods ended March 31, 2007. The since inception data for the Lipper index represents returns for the period 12/31/04 - 3/31/07, as returns for the index are calculated on a calendar-month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

6	The Citigroup High Yield BB/B Index is a market capitalization-weighted index that comprises all high-yield issues rated BB or B by Standard & Poor’s for which Citigroup calculates a monthly return. The since inception data for the Index represents returns for the period 12/31/04 - 3/31/07, as returns for the Index are calculated on a calendar-month basis. An index is not available for direct investment.

Semiannual Report    Page 3

employ a variety of strategies that may include the use of futures, options, swaps, and other derivatives to create debt or foreign currency exposures designed to take advantage of our outlook for the global economic environment and the expected relative performance of different sectors of and securities in the fixed-income market.

In the High Yield Bond Fund, we generally invest at least 80% of the Fund’s assets in both domestic and foreign corporate high yield debt securities, including zero-coupon, payment in-kind, and convertible bonds. These securities generally are rated BB or below at the time of purchase or are unrated. In addition, the Fund also invests in domestic and foreign corporate investment grade securities; U.S. government obligations, including U.S. Treasury securities and securities issued by U.S. government agencies or instrumentalities; and cash equivalents and other short-duration investments. At times, in an effort to hedge risk, enhance returns, or as a substitute for a position in the underlying asset, the Fund also may invest in futures, options, interest rate or total return swaps, credit derivatives, or other fixed-income derivative instruments.

In the lower-rated portion of the bond market, volatility in credit spreads – the premium investors expect in exchange for taking on additional credit risk – remained relatively attractive during this six-month period. Issuer fundamentals have remained strong and corporate default rates are expected to stay well below their historical averages. Despite the strong fundamentals, we looked for opportunities to reduce the Funds’ risk by selling some lower-quality bonds that we believed were overvalued.

We remained relatively inactive in the mortgage-backed securities (MBS) market during the period as these investments turned in a relatively flat performance, especially during the first quarter of 2007. This was due primarily to uncertainty about interest rates and market volatility, as well as turmoil in the subprime mortgage market. None of the Funds had exposure to the subprime debt market during the period.

Over this period, countries with low fixed-income yields, strongly appreciating currencies, and robust economic growth generally saw higher inflation and, in some cases, interest rate increases from their central banks. Countries with higher-yielding securities generally saw inflation decelerate or stabilize and their central banks either lowered or kept interest rates steady. In the Short Duration and Core Bond Funds, we owned long positions in debt of higher-yielding countries such as Turkey, Columbia, Hungary, Poland, and Mexico. We also owned Norwegian interest rate swaps, believing that the country’s central bank would not raise interest rates as aggressively as others in the market appeared to believe. Our interest rate positions proved to be positives overall during the first quarter of 2007, with our Brazilian positions making especially favorable contributions to relative performance.

Dividend Information

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investments income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of March 31, 2007, the Nuveen Short Duration Bond Fund and Nuveen Core Bond Fund had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimate, for tax purposes. The Nuveen High Yield Bond Fund had a positive UNII balance for financial statement purposes, and a positive UNII balance, based on our best estimate, for tax purposes.

Semiannual Report    Page 4

Fund Spotlight as of 3/31/07 Nuveen Short Duration Bond Fund

Quick Facts
	A Shares	C Shares	R Shares
NAV	$19.29	$19.30	$19.26
Latest Monthly Dividend[1]	$0.0730	$0.0610	$0.0770
Inception Date	12/20/04	12/20/04	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 2.00% maximum sales charge. Class C shares have a 1% contingent deferred sales charge (CDSC), also known as a back-end sales charge, for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 3/31/07

A Shares	NAV	Offer
1-Year	4.63%	2.56%
Since Inception	2.84%	1.94%

C Shares	NAV
1-Year	3.85%
Since Inception	2.08%

R Shares	NAV
1-Year	4.90%
Since Inception	3.04%
Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.54%	4.45%
SEC 30-Day Yield[5]	4.66%	4.57%

C Shares	NAV
Dividend Yield[4]	3.79%
SEC 30-Day Yield	3.91%

R Shares	NAV
Dividend Yield[4]	4.80%
SEC 30-Day Yield	4.91%

Credit Quality2

Portfolio Allocation3

Net Assets ($000)	$11,352

1	Paid April 2, 2007. This is the latest monthly dividend declared during the period ended March 31, 2007.

2	As a percentage of total investments (excluding securities sold short, short-term investments and derivative transactions) as of March 31, 2007. Holdings are subject to change.

3	As a percentage of total investments (excluding securities sold short and derivative transactions) as of March 31, 2007. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

Semiannual Report  l  Page 5

Fund Spotlight as of 3/31/07 Nuveen Short Duration Bond Fund

Industry/Security Type[1]
U.S. Treasury Bonds/Notes	34.8%
Electric Utilities	6.6%
Residentials – Mortgage-Backed Securities	4.6%
Sovereign Debt	3.4%
Metals & Mining	3.2%
Capital Markets	3.1%
Media	3.0%
Pharmaceuticals	2.5%
Commercial Banks	2.4%
Food Products	2.3%
Multi-Utilities	2.3%
Diversified Telecommunication Services	2.3%
Road & Rail	2.0%
Oil, Gas & Consumable Fuels	1.6%
Machinery	1.5%
Health Care Providers & Services	1.5%
Short-Term Investments	8.7%
Other	14.2%

1	As a percentage of total investments (excluding securities sold short and derivative transactions) as of March 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical Performance

	Actual Performance			(5% return before expenses)

	A Shares	C Shares	R Shares	A Shares	C Shares	R Shares
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/07)	$1,025.50	$1,021.10	$1,026.80	$1,022.14	$1,018.35	$1,023.34
Expenses Incurred During Period	$2.83	$6.65	$1.62	$2.82	$6.64	$1.61

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .56%, 1.32%, and .32% for Classes A, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report  l  Page 6

Fund Spotlight as of 3/31/07 Nuveen Core Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$19.38	$19.42	$19.40	$19.37
Latest Monthly Dividend[1]	$0.0775	$0.0655	$0.0655	$0.0815
Inception Date	12/20/04	12/20/04	12/20/04	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 3.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 3/31/07

A Shares	NAV	Offer
1-Year	5.87%	1.89%
Since Inception	3.12%	1.41%

B Shares	w/o CDSC	w/CDSC
1-Year	5.24%	1.24%
Since Inception	2.42%	0.76%

C Shares	NAV	w/CDSC
1-Year	5.14%
Since Inception	2.38%

R Shares	NAV
1-Year	6.25%
Since Inception	3.36%
Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.80%	4.62%
SEC 30-Day Yield[5]	4.82%	4.64%

B Shares	NAV
Dividend Yield[4]	4.05%
SEC 30-Day Yield	5.17%

C Shares	NAV
Dividend Yield[4]	4.05%
SEC 30-Day Yield	4.07%

R Shares	NAV
Dividend Yield[4]	5.05%
SEC 30-Day Yield	5.08%

Credit Quality2

Portfolio Allocation3

Net Assets ($000)	$12,290

1	Paid April 2, 2007. This is the latest monthly dividend declared during the period ended March 31, 2007.

2	As a percentage of total investments (excluding securities sold short, short-term investments and derivative transactions) as of March 31, 2007. Holdings are subject to change.

3	As a percentage of total investments (excluding securities sold short and derivative transactions) as of March 31, 2007. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

Semiannual Report  l  Page 7

Fund Spotlight as of 3/31/07 Nuveen Core Bond Fund

Industry/Security Type[1]
Residentials – Mortgage-Backed Securities	38.5%
U.S. Treasury Bonds/Notes	10.5%
Metals & Mining	3.9%
Sovereign Debt	3.9%
Oil, Gas & Consumable Fuels	3.1%
Chemicals	1.6%
Cards – Asset-Backed Securities	1.6%
Media	1.5%
Short-Term Investments	20.7%
Other	14.7%

1	As a percentage of total investments (excluding securities sold short and derivative transactions) as of March 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance

	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/07)	$1,028.90	$1,026.70	$1,026.20	$1,031.30	$1,021.34	$1,018.95	$1,017.60	$1,022.59
Expenses Incurred During Period	$3.64	$6.06	$7.43	$2.38	$3.63	$6.04	$7.39	$2.37

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .72%, 1.20%, 1.47% and .47% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report  l  Page 8

Fund Spotlight as of 3/31/07 Nuveen High Yield Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$20.00	$19.98	$19.96	$19.98
Latest Monthly Dividend[1]	$0.1200	$0.1075	$0.1075	$0.1240
Inception Date	12/20/04	12/20/04	12/20/04	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 4.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 3/31/07

A Shares	NAV	Offer
1-Year	11.16%	5.86%
Since Inception	7.28%	5.02%

B Shares	w/o CDSC	w/CDSC
1-Year	10.18%	6.18%
Since Inception	6.42%	4.79%

C Shares	NAV	w/CDSC
1-Year	10.07%
Since Inception	6.37%

R Shares	NAV
1-Year	11.27%
Since Inception	7.50%
Yields

A Shares	NAV	Offer
Dividend Yield[4]	7.20%	6.86%
SEC 30-Day Yield[5]	7.13%	6.79%

B Shares	NAV
Dividend Yield[4]	6.46%
SEC 30-Day Yield	6.37%

C Shares	NAV
Dividend Yield[4]	6.46%
SEC 30-Day Yield	6.37%

R Shares	NAV
Dividend Yield[4]	7.45%
SEC 30-Day Yield	7.39%

Credit Quality2

Portfolio Allocation3

Net Assets ($000)	$22,221

1	Paid April 2, 2007. This is the latest monthly dividend declared during the period ended March 31, 2007.

2	As a percentage of total investments (excluding short-term investments and derivative transactions) as of March 31, 2007. Holdings are subject to change.

3	As a percentage of total investments (excluding derivative transactions) as of March 31, 2007. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

Semiannual Report  l  Page 9

Fund Spotlight as of 3/31/07 Nuveen High Yield Bond Fund

Industries[1]
Metals & Mining	11.9%
Media	11.5%
Chemicals	9.8%
Oil, Gas & Consumable Fuels	7.8%
Energy Equipment & Services	6.5%
Paper & Forest Products	4.2%
Automobiles	3.9%
Hotels, Restaurants & Leisure	3.2%
Commercial Services & Supplies	3.2%
Containers & Packaging	2.8%
Consumer Finance	2.5%
Multi-Utilities	2.3%
Pharmaceuticals	1.9%
Diversified Telecommunication Services	1.7%
Short-Term Investments	9.8%
Other	17.0%

1	As a percentage of total investments (excluding derivative transactions) as of March 31, 2007. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance

	Actual Performance				(5% return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/07)	$1,070.60	$1,066.20	$1,065.70	$1,072.00	$1,020.89	$1,017.20	$1,017.15	$1,022.14
Expenses Incurred During Period	$4.18	$7.98	$8.03	$2.89	$4.08	$7.80	$7.85	$2.82

For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio of .81%, 1.55%, 1.56% and .56% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report  l  Page 10

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 52.0%
	Aerospace & Defense – 0.9%

$100	Raytheon Company	6.750%	8/15/07	BBB+	$100,437
	Automobiles – 0.9%

100	DaimlerChrysler NA Holding Corporation	4.750%	1/15/08	Baa1	99,548
	Beverages – 0.9%

100	Miller Brewing Company, 144A	4.250%	8/15/08	BBB+	98,514
	Capital Markets – 3.5%

100	ABN AMRO Bank NV Chicago	7.125%	6/18/07	Aa2	100,350

100	Credit Suisse First Boston	5.750%	4/15/07	AA–	100,007

100	Goldman Sachs Group, Inc.	4.125%	1/15/08	AA–	99,181

100	Lehamn Brothers Holdings Inc.	8.250%	6/15/07	A+	100,554
400	Total Capital Markets				400,092
	Chemicals – 1.2%

50	Equistar Chemicals LP	8.750%	2/15/09	BB–	52,375

25	Lyondell Chemical Company	10.875%	5/01/09	B	25,250

50	PolyOne Corporation	10.625%	5/15/10	B+	53,000
125	Total Chemicals				130,625
	Commercial Banks – 2.7%

100	JP Morgan Chase & Company	4.000%	2/01/08	Aa2	98,924

100	US Bank National Association	6.300%	7/15/08	AA	101,465

100	Wachovia Corporation	6.250%	8/04/08	A+	100,997
300	Total Commercial Banks				301,386
	Commercial Services & Supplies – 0.5%

60	Allied Waste North America	6.500%	11/15/10	BB	60,450
	Diversified Telecommunication Services – 2.6%

100	CenturyTel Inc.	4.628%	5/15/07	BBB	99,910

40	Citizens Communications Company	7.625%	8/15/08	BB+	41,400

100	Sprint Capital Corporation, Unsecured Note	6.125%	11/15/08	BBB	101,310

50	US West Communications Inc.	5.625%	11/15/08	BB+	50,250
290	Total Diversified Telecommunication Services				292,870
	Electric Utilities – 7.4%

100	Cinergy Corporation	6.530%	12/16/08	Baa2	101,894

50	Commonwealth Edison Company, First Mortgage	3.700%	2/01/08	BBB	49,087

100	Constellation Energy Group	6.350%	4/01/07	BBB+	100,000

100	Florida Power Corporation	6.810%	7/01/07	A3	100,303

100	Niagara Mohawk Power Corporation, Series 1998G	7.750%	10/01/08	A–	103,552

100	Ohio Edison Company	4.000%	5/01/08	Baa2	98,683

100	PPL Electric Utilities Corporation	5.875%	8/15/07	A–	100,157

100	Public Service Electric & Gas Company, Series 2003C	4.000%	11/01/08	A–	98,289

100	Puget Sound Energy Inc.	3.363%	6/01/08	BBB	97,738
850	Total Electric Utilities				849,703

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Energy Equipment & Services – 0.2%

$25	Northwest Pipeline Corporation	6.625%	12/01/07	BB+	$25,188
	Food Products – 2.6%

100	Campbell Soup Company	5.875%	10/01/08	A	100,853

100	Kellogg Company	2.875%	6/01/08	A3	97,228

100	Kraft Foods Inc.	5.250%	6/01/07	A–	99,946
300	Total Food Products				298,027
	Gas Utilities – 1.6%

100	Noram Energy Corporation	6.500%	2/01/08	BBB	100,832

30	SEMCO Energy	7.125%	5/15/08	Ba2	30,383

50	Southern Natural Gas	6.125%	9/15/08	Baa3	50,759
180	Total Gas Utilities				181,974
	Health Care Equipment & Supplies – 0.9%

100	Baxter International Inc.	7.250%	2/15/08	A	101,639
	Health Care Providers & Services – 1.7%

100	UnitedHealth Group Inc.	3.750%	2/10/09	A	97,457

100	Wellpoint Inc.	3.750%	12/14/07	BBB+	98,901
200	Total Health Care Providers & Services				196,358
	Hotels, Restaurants & Leisure – 1.4%

50	Park Place Entertainment	8.875%	9/15/08	Ba1	52,250

100	Tricon Global Restaurants Inc.	7.650%	5/15/08	BBB	102,411
150	Total Hotels, Restaurants & Leisure				154,661
	Household Durables – 1.1%

25	Beazer Homes USA, Inc.	8.625%	5/15/11	Ba1	24,563

50	D.R. Horton, Inc.	7.500%	12/01/07	BBB–	50,641

25	KB Home	9.500%	2/15/11	Ba2	25,656

25	Toll Corporation	8.250%	2/01/11	BB+	25,625
125	Total Household Durables				126,485
	Industrial Conglomerates – 0.9%

100	Tyco International Group SA	6.125%	11/01/08	BBB+	101,384
	Insurance – 0.9%

100	Prudential Financial Inc.	3.750%	5/01/08	A	98,488
	IT Services – 0.9%

100	First Data Corporation	3.375%	8/01/08	A	97,483
	Machinery – 1.7%

100	Caterpillar Financial Services Corporation, Series MTNF	3.800%	2/08/08	A	98,741

100	John Deere Capital Corporation, Series 2005D	4.500%	8/25/08	A	99,053
200	Total Machinery				197,794
	Media – 3.4%

100	AOL Time Warner Inc.	6.150%	5/01/07	BBB+	100,028

100	Comcast Cable Communications Inc.	8.375%	5/01/07	BBB+	100,228

50	Echostar DBS Corporation	5.750%	10/01/08	BB–	50,188

100	Gannett Company Inc.	5.500%	4/01/07	A–	100,000

35	Sinclair Broadcasting Group	8.000%	3/15/12	B1	36,400
385	Total Media				386,844

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Metals & Mining – 1.4%

$50	IPSCO Inc., Senior Note	8.750%	6/01/13	BBB–	$53,500

100	Steel Dynamics, Inc.	9.500%	3/15/09	BB+	102,375
150	Total Metals & Mining				155,875
	Multiline Retail – 0.9%

100	Federated Department Stores, Inc.	6.625%	9/01/08	BBB	101,580

	Multi-Utilities – 2.6%

100	Duke Energy Corporation	4.200%	10/01/08	A3	98,522

100	MidAmerican Energy Holdings Company	3.500%	5/15/08	BBB+	98,155

100	Sempra Energy	4.621%	5/17/07	BBB+	99,893
300	Total Multi-Utilities				296,570
	Oil, Gas & Consumable Fuels – 1.8%

50	Alpha Natural Resources, Inc.	10.000%	6/01/12	B–	54,000

100	Kinder Morgan Energy Partners, L.P.	5.350%	8/15/07	Baa1	99,930

50	Massey Energy Company, Global Notes	6.625%	11/15/10	B+	50,750
200	Total Oil, Gas & Consumable Fuels				204,680
	Paper & Forest Products – 1.1%

35	Tembec Industries, Inc.	7.750%	3/15/12	CCC–	21,438

100	Weyerhaeuser Company	5.950%	11/01/08	BBB	100,912
135	Total Paper & Forest Products				122,350
	Pharmaceuticals – 2.8%

120	Biovail Corporation International	7.875%	4/01/10	BB–	122,363

100	Bristol-Myers Squibb Company	4.000%	8/15/08	A+	98,511

100	Wyeth	4.375%	3/01/08	A	99,078
320	Total Pharmaceuticals				319,952
	Road & Rail – 2.2%

100	CSX Corporation	7.450%	5/01/07	BBB	100,127

50	Kansas City Southern Railway Company	9.500%	10/01/08	B–	52,625

100	Union Pacific Corporation	6.625%	2/01/08	BBB	101,044
250	Total Road & Rail				253,796
	Trading Companies & Distributors – 0.4%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	49,827
	Wireless Telecommunication Services – 0.9%

100	Airtouch Communications Inc.	6.650%	5/01/08	A–	101,426
$5,895	Total Corporate Bonds (cost $5,917,271)				5,906,006

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.2%

	U.S. Treasury Bonds/Notes – 39.2%

$700	United States of America Treasury Bonds/Notes	4.875%	1/31/09	AAA	$703,063

770	United States of America Treasury Bonds/Notes	4.250%	10/31/07	AAA	766,872

1,200	United States of America Treasury Bonds/Notes	4.750%	11/15/08	AAA	1,200,938

1,200	United States of America Treasury Bonds/Notes	3.500%	11/15/09	AAA	1,169,203

250	United States of America Treasury Bonds/Notes	4.000%	3/15/10	AAA	246,416

400	United States of America Treasury Bonds/Notes	0.000%	8/15/09	AAA	359,637
$4,520	Total U.S. Government and Agency Obligations (cost $4,442,523)				4,446,129

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.6%

	Autos – Asset-Backed Securities – 0.4%

$51	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	$50,572
	Home Equity – Asset-Backed Securities – 0.0%

—*	Master CI-9 NIM Notes, Series 2005, 144A	4.940%	3/26/35	A+	285
	Residentials – Mortgage-Backed Securities – 5.2%

600	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	5.500%	TBA	AAA	593,625
$651	Total Asset-Backed and Mortgage-Backed Securities (cost $646,635)				644,482

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	SOVEREIGN DEBT – 3.8%

	Turkey – 3.8%

$200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	$131,820

400	Republic of Turkey, Government Bond	10.000%	2/15/12	BB	296,631
600	Total Turkey				428,451
$600	Total Sovereign Debt (cost $412,426)				428,451

Principal Amount (000)	Description	Weighted Average Coupon	Maturity (2)	Ratings (1)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 2.2% (3)

	Metals & Mining – 2.2%

$250	Freeport-McMoRan Copper & Gold Inc., Bridge Loan, (WI/DD)	TBD	TBD	B1	$250,000
$250	Total Variable Rate Senior Loan Interests (cost $250,000)				250,000

Principal Amount (000)	Description	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 9.8%

$1,107	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $1,107,948, collateralized by $1,160,000 U.S. Treasury Bills, 0.000%, due 9/27/07, value $1,132,160	4.900%	4/02/07		$1,107,496
	Total Short-Term Investments (cost $1,107,496)				1,107,496

	Total Investments (cost $12,776,351) – 112.6%				12,782,564

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES SOLD SHORT- (5.2)%

$(600)	Federal National Mortgage Association Pool (TBA)	5.000%	TBA	AAA	$(591,937)
	Total Asset-Backed and Mortgage-Backed Securities Sold Short (cost $593,086)				(591,937)

	Other Assets Less Liabilities – (7.4)%				(838,551)

	Net Assets – 100%				$11,352,076

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2007:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian Dollar	125,000	U.S. Dollar	106,434	4/10/07	$(1,870)
Czech Koruna	2,500,000	U.S. Dollar	117,719	4/12/07	(1,641)
Euro	6,500	Iceland Krona	591,825	6/22/07	109
Euro	38,500	Iceland Krona	3,505,618	6/22/07	646
Euro	45,000	Iceland Krona	4,070,250	6/22/07	350
Hungarian Forint	22,000,000	U.S. Dollar	113,198	5/08/07	(5,066)
Japanese Yen	141,480,000	U.S. Dollar	1,214,525	6/25/07	530
Mexican Peso	1,210,000	U.S. Dollar	108,051	4/19/07	(1,465)
New Turkish Lira	184,000	U.S. Dollar	126,635	4/30/07	(4,112)
New Turkish Lira	179,450	U.S. Dollar	124,086	5/14/07	(2,744)
New Turkish Lira	225,000	U.S. Dollar	153,207	6/01/07	(4,737)
New Zealand Dollar	152,000	U.S. Dollar	104,274	4/05/07	(4,271)
New Zealand Dollar	260,000	U.S. Dollar	181,171	5/15/07	(3,986)
Norwegian Krone	747,955	U.S. Dollar	118,000	4/10/07	(5,089)
Norwegian Krone	686,950	U.S. Dollar	112,390	5/08/07	(751)
Pound Sterling	61,000	U.S. Dollar	119,444	4/10/07	(592)
Pound Sterling	61,000	U.S. Dollar	119,602	4/10/07	(434)
Singapore Dollar	160,000	U.S. Dollar	104,541	4/30/07	(1,117)
South African Rand	785,000	U.S. Dollar	108,067	4/25/07	144
Swedish Krona	772,372	U.S. Dollar	110,000	5/08/07	(845)
Swedish Krona	800,000	U.S. Dollar	114,062	6/14/07	(978)
Swiss Franc	147,000	U.S. Dollar	119,431	4/10/07	(1,646)
Swiss Franc	147,000	U.S. Dollar	120,924	6/14/07	(822)
U.S. Dollar	106,851	New Zealand Dollar	152,000	4/05/07	1,693
U.S. Dollar	107,374	Canadian Dollar	125,000	4/10/07	931
U.S. Dollar	118,000	Norwegian Krone	734,798	4/10/07	2,924
U.S. Dollar	119,979	Pound Sterling	61,000	4/10/07	57
U.S. Dollar	119,994	Pound Sterling	61,000	4/10/07	42
U.S. Dollar	121,028	Swiss Franc	147,000	4/10/07	49
U.S. Dollar	117,041	Czech Koruna	2,500,000	4/12/07	2,319
U.S. Dollar	110,189	Mexican Peso	1,210,000	4/19/07	(673)
U.S. Dollar	109,213	South African Rand	785,000	4/25/07	(1,289)
U.S. Dollar	59,922	Hungarian Forint	11,056,200	4/26/07	(437)
U.S. Dollar	128,501	New Turkish Lira	184,000	4/30/07	2,246
U.S. Dollar	105,263	Singapore Dollar	160,000	4/30/07	395
U.S. Dollar	111,669	Hungarian Forint	22,000,000	5/08/07	6,593
U.S. Dollar	110,000	Norwegian Krone	686,950	5/08/07	3,141
U.S. Dollar	111,189	Swedish Krona	772,372	5/08/07	(344)
U.S. Dollar	118,621	Brazilian Real	250,800	5/14/07	2,398
U.S. Dollar	177,892	New Zealand Dollar	260,000	5/15/07	7,264
U.S. Dollar	59,687	Hungarian Forint	11,340,000	6/14/07	1,115
U.S. Dollar	59,412	South African Rand	440,520	6/14/07	820
U.S. Dollar	60,478	South African Rand	440,520	6/14/07	(246)
U.S. Dollar	1,091,685	Japanese Yen	127,380,000	6/25/07	1,322
U.S. Dollar	59,497	Colombian Peso	130,000,000	6/27/07	(770)
U.S. Dollar	119,452	Mexican Peso	1,320,000	6/27/07	(429)
U.S. Dollar	59,051	Indian Rupee	2,600,000	6/28/07	26
					$(11,240)

Interest Rate Swaps outstanding at March 31, 2007:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America (4)	465,000,000	HUF	Receive	6-Month BUBOR	7.300%	Annually	10/02/08	$—
Citigroup Inc. (4)	15,000,000	NOK	Pay	6-Month NIBOR	5.460	Annually	2/09/09	1,119
JPMorgan	750,000	MXN	Pay	28-Day MXN TIIE	10.370	28-Day	5/13/10	4,761
JPMorgan (4)	18,500,000	ZAR	Pay	3-Month JIBA	9.050	Quarterly	9/29/08	—
Merrill Lynch	400,000	BRL	Receive	1-Day BZDIORA	11.690	Annually	1/02/09	(186)
Merrill Lynch	1,000,000	BRL	Pay	1-Day BZDIORA	11.690	Annually	1/02/17	(199)
Morgan Stanley	400,000	BRL	Receive	1-Day BZDIORA	11.790	Annually	1/02/09	202
Morgan Stanley	1,000,000	BRL	Pay	1-Day BZDIORA	11.850	Annually	1/03/17	1,800
								$7,497

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2007

Credit Default Swap outstanding at March 31, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Morgan Stanley	Louisiana-Pacific Corporation	Buy	$330,000	1.350%	12/20/11	$(3,403)

Futures Contracts outstanding at March 31, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2007 (U.S. Dollars)	Unrealized Appreciation (Depreciation (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	11	6/07	2,253,797	$4,951
U.S. 5-Year Treasury Note	Long	5	6/07	528,984	219
					$5,170

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(4)	Forward swap contract with an effective date as show in the following table. Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

Counterparty	Notional Amount		Effective Date
Bank of America	465,000,000	HUF	10/02/07
Citigroup Inc.	15,000,000	NOK	2/07/08
JPMorgan	18,500,000	ZAR	9/28/07

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBA	To be announced. Maturity date not known prior to the settlement of the transaction.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

BRL	Brazilian Real

HUF	Hungarian Forint

MXN	Mexican Peso

NOK	Norwegian Krone

ZAR	South African Rand

BUBOR	Budapest Inter-Bank Offered Rate

BZDIORA	Brazil Inter-Bank Deposit Rate Over

JIBA	South Africa Johannesburg Inter-Bank Agreed Rate

NIBOR	Norway Inter-Bank Offered Rate

TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

*	Principal Amount rounds to less than $1,000.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 28.4%

	Aerospace & Defense – 0.2%

$12	Boeing Capital Corporation	5.800%	1/15/13	A+	$12,403

4	Honeywell International Inc.	7.500%	3/01/10	A	4,267

8	United Technologies Corporation	7.500%	9/15/29	A	9,643
24	Total Aerospace & Defense				26,313
	Beverages – 0.1%

7	Anheuser-Busch Companies, Inc.	5.050%	10/15/16	A	6,796

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	7,669
14	Total Beverages				14,465
	Building Products – 0.0%

4	Masco Corporation	5.875%	7/15/12	BBB+	4,057
	Capital Markets – 0.2%

14	Mellon Funding Corporation	3.250%	4/01/09	A+	13,498

1	Merril Lynch & Company	3.700%	4/21/08	AA–	984

10	Morgan Stanley Dean Witter & Company	8.000%	6/15/10	Aa3	10,896
25	Total Capital Markets				25,378
	Chemicals – 2.3%

6	Dow Chemical Company	7.375%	11/01/29	A–	6,697

12	E.I. Du Pont de Nemours and Company	6.875%	10/15/09	A	12,544

30	Equistar Chemicals LP	8.750%	2/15/09	BB–	31,425

25	Lyondell Chemical Company	10.875%	5/01/09	B	25,250

100	MacDermid Inc.	9.125%	7/15/11	Ba2	104,813

30	MacDermid, Inc., (WI/DD, settling 4/12/07)	9.500%	4/15/17	CCC+	30,900

2	Praxair, Inc.	6.375%	4/01/12	A	2,108

50	Rockwood Specialties Group Inc.	10.625%	5/15/11	B–	53,000
255	Total Chemicals				266,737
	Commercial Banks – 1.0%

3	Bank of America Corporation	5.375%	6/15/14	Aa1	3,005

3	Bank One NA Illinois	3.700%	1/15/08	Aaa	2,967

6	Charter One Bank FSB	6.375%	5/15/12	Aa3	6,378

22	Fleet National Bank	5.750%	1/15/09	Aa1	22,238

2	HSBC Bank USA	3.875%	9/15/09	AA	1,942

4	Key Bank NA	7.000%	2/01/11	A2	4,258

25	National City Bank	6.200%	12/15/11	A1	26,051

3	National Westminster Bank PLC	7.375%	10/01/09	Aa2	3,151

16	Nationsbank Corporation	7.800%	9/15/16	Aa2	18,680

3	PNC Funding Corporation	7.500%	11/01/09	A2	3,176

6	SunTrust Banks Inc.	6.375%	4/01/11	Aa3	6,268

9	US Bank NA Minnesota	6.375%	8/01/11	AA	9,433

14	Wachovia Corporation	5.250%	8/01/14	A+	13,858

7	Wells Fargo & Company	5.375%	2/07/35	AA+	6,607
123	Total Commercial Banks				128,012

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Commercial Services & Supplies – 1.0%

$30	Ahern Rentals Inc.	9.250%	8/15/13	B	$31,463

50	Browning Ferris Industries	9.250%	5/01/21	BB	54,500

30	Rental Service Corporation, 144A	9.500%	12/01/14	B–	32,100

4	Waste Management, Inc.	7.750%	5/15/32	BBB	4,645
114	Total Commercial Services & Supplies				122,708
	Communications Equipment – 0.1%

5	Cisco Systems, Inc.	5.500%	2/22/16	A+	5,043

1	Motorola, Inc.	7.625%	11/15/10	A–	1,074

3	Motorola, Inc.	7.500%	5/15/25	A–	3,301
9	Total Communications Equipment				9,418
	Consumer Finance – 0.3%

3	Household Finance Corporation	7.000%	5/15/12	AA–	3,223

19	MBNA Corporation	6.125%	3/01/13	Aa1	19,813

12	SLM Corporation	5.375%	1/15/13	A	12,084
34	Total Consumer Finance				35,120
	Containers & Packaging – 0.6%

50	Caraustar Industries	7.375%	6/01/09	B+	49,000

30	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	Ba2	30,750
80	Total Containers & Packaging				79,750
	Distributors – 0.2%

30	Ryerson Tull Inc.	8.250%	12/15/11	B–	30,450
	Diversified Financial Services – 1.9%

33	Associates Corporation of North America	6.250%	11/01/08	Aa1	33,574

13	CIT Group Inc.	5.500%	11/30/07	A	13,010

17	Citigroup Inc.	3.625%	2/09/09	Aa1	16,598

5	Citigroup Inc.	6.000%	10/31/33	Aa2	4,990

4	Citigroup Inc.	5.850%	12/11/34	Aa1	3,986

57	General Electric Capital Corporation	8.125%	5/15/12	AAA	64,554

41	Household Financial Corporation	8.000%	7/15/10	AA–	44,475

28	JPMorgan Chase & Co.	3.500%	3/15/09	Aa2	27,156

18	Sanwa Finance Aruba AEC	8.350%	7/15/09	A2	19,207
216	Total Diversified Financial Services				227,550
	Diversified Telecommunication Services – 1.4%

21	BellSouth Corporation	6.550%	6/15/34	A	21,660

6	British Telecommunications PLC	8.625%	12/15/30	BBB+	8,262

12	Deutsche Telekom International Finance BV	8.000%	6/15/10	A–	13,017

4	Deutsche Telekom International Finance BV	8.250%	6/15/30	A–	4,969

10	Embarq Corporation	7.995%	6/01/36	BBB–	10,356

18	France Telecom	7.750%	3/01/11	A–	19,627

25	GTE Corporation	7.510%	4/01/09	A	26,068

14	Sprint Capital Corporation	8.375%	3/15/12	BBB	15,636

40	Sprint Capital Corporation	6.900%	5/01/19	BBB	41,508

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Diversified Telecommunication Services (continued)

$4	Sprint Capital Corporation	8.750%	3/15/32	BBB	$4,731

10	Verizon New York Inc., Series B	7.375%	4/01/32	A	10,604
164	Total Diversified Telecommunication Services				176,438
	Electric Utilities – 0.7%

14	Duke Capital LLC	5.668%	8/15/14	Baa1	13,874

5	FirstEnergy Corporation	7.375%	11/15/31	BBB–	5,698

12	National Rural Utilities Cooperative Finance Corporation	3.875%	2/15/08	A+	11,863

8	National Rural Utilities Cooperative Finance Corporation	5.750%	8/28/09	A	8,138

11	Pacific Gas and Electric Company	6.050%	3/01/34	Baa1	11,063

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	11,102

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,366

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,904

9	Virginia Electric and Power Company	4.750%	3/01/13	Baa1	8,731
85	Total Electric Utilities				88,739
	Electrical Equipment – 0.2%

30	General Cable Corporation, 144A	7.125%	4/01/17	B+	30,338
	Electronic Equipment & Instruments – 0.5%

61	Arrow Electronics, Inc.	6.875%	6/01/18	BBB–	63,898
	Energy Equipment & Services – 1.3%

50	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	49,500

25	Calfrac Holdings LP, 144A	7.750%	2/15/15	B1	24,375

75	Hanover Equipment Trust, Senior Secured Note, Series 2003	8.500%	9/01/08	Ba3	75,750

10	Northwest Pipeline Corporation	6.625%	12/01/07	BB+	10,075
160	Total Energy Equipment & Services				159,700
	Food & Staples Retailing – 0.2%

2	Kroger Co.	7.500%	4/01/31	Baa2	2,186

19	Meyer Fred Inc., Kroger Inc.	7.450%	3/01/08	Baa2	19,366
21	Total Food & Staples Retailing				21,552
	Food Products – 0.3%

3	Archer-Daniels-Midland Company	7.000%	2/01/31	A	3,392

2	Kellogg Company	7.450%	4/01/31	A3	2,353

11	Kraft Foods Inc.	6.250%	6/01/12	A–	11,443

16	Nabisco Inc.	7.550%	6/15/15	A	18,021

3	Unilever Capital Corporation	5.900%	11/15/32	A+	2,924
35	Total Food Products				38,133
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	Baa1	1,937
	Health Care Equipment & Supplies – 0.4%

50	Invacare Corporation, 144A	9.750%	2/15/15	B2	50,500
	Health Care Providers & Services – 0.9%

40	Amerisource Bergen Corporation	5.875%	9/15/15	BBB–	39,949

18	Medco Health Solutions, Inc.	7.250%	8/15/13	BBB	19,492

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Health Care Providers & Services (continued)

$50	UnitedHealth Group Incorporated	5.375%	3/15/16	A	$49,718
108	Total Health Care Providers & Services				109,159
	Hotels, Restaurants & Leisure – 0.4%

20	MGM Grand Inc.	6.000%	10/01/09	BB	20,125

30	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	31,275
50	Total Hotels, Restaurants & Leisure				51,400
	Household Durables – 0.7%

25	Beazer Homes USA, Inc.	8.625%	5/15/11	Ba1	24,563

25	KB Home	9.500%	2/15/11	Ba2	25,656

12	Pulte Homes, Inc.	4.875%	7/15/09	BBB	11,831

25	Toll Corporation	8.250%	2/01/11	BB+	25,625
87	Total Household Durables				87,675
	Household Products – 0.2%

2	Kimberly-Clark Corporation	5.000%	8/15/13	AA–	1,981

20	Procter and Gamble Company	4.850%	12/15/15	AA–	19,456
22	Total Household Products				21,437
	Industrial Conglomerates – 0.2%

7	General Electric Company	5.000%	2/01/13	AAA	6,956

20	Raychem Corporation, Tyco International Limited	7.200%	10/15/08	BBB+	20,533
27	Total Industrial Conglomerates				27,489
	IT Services – 0.4%

50	Unisys Corporation	7.875%	4/01/08	B+	50,500
	Life Sciences Tools & Services – 0.2%

25	Fisher Scientific International	6.125%	7/01/15	BBB	25,093
	Machinery – 0.2%

5	Caterpillar Inc.	7.300%	5/01/31	A	5,868

15	Deere & Company	6.950%	4/25/14	A	16,461
20	Total Machinery				22,329
	Media – 1.9%

18	Cox Communications, Inc.	7.750%	11/01/10	BBB–	19,469

30	Dex Media East LLC	9.875%	11/15/09	B1	31,425

28	Gray Television Inc., Term Loan	9.250%	12/15/11	B1	29,365

13	Insight Midwest L.P	9.750%	10/01/09	B	13,244

30	Primedia Inc., Senior Notes	8.875%	5/15/11	B	30,975

35	Sinclair Broadcasting Group	8.000%	3/15/12	B1	36,400

22	TCI Communications, Inc.	8.750%	8/01/15	BBB+	26,024

11	Time Warner Inc.	9.125%	1/15/13	BBB+	12,906

14	Time Warner Inc.	9.150%	2/01/23	BBB+	17,477

18	Viacom Inc., Senior Notes	7.700%	7/30/10	BBB	19,377

2	Walt Disney Company	7.000%	3/01/32	A–	2,301
221	Total Media				238,963

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Metals & Mining – 3.4%

$8	Alcan Inc.	7.250%	3/15/31	BBB+	$8,938

25	California Steel Industries Inc.	6.125%	3/15/14	BB–	23,875

30	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	30,000

30	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	Ba3	32,513

30	IPSCO Inc., Senior Note	8.750%	6/01/13	BBB–	32,100

30	Metals USA Holdings Corporation, Floating Rate Note, 144A (PIK)	11.350%	1/15/12	CCC+	29,550

30	Russel Metals Inc.	6.375%	3/01/14	BB	28,875

100	Steel Dynamics, Inc., 144A (WI/DD, settling 4/03/07)	6.750%	4/01/15	Ba2	100,625

100	Steel Dynamics, Inc.	9.500%	3/15/09	BB+	102,375
383	Total Metals & Mining				388,851
	Multiline Retail – 0.6%

4	Federated Department Stores, Inc.	6.625%	4/01/11	BBB	4,175

8	Federated Department Stores, Inc.	6.900%	4/01/29	BBB	8,104

30	J.C. Penney Corporation Inc.	7.125%	11/15/23	BBB–	32,965

13	Target Corporation	7.500%	8/15/10	A+	13,980

17	Wal-Mart Stores, Inc.	6.875%	8/10/09	AA	17,705

2	Wal-Mart Stores, Inc.	7.550%	2/15/30	AA	2,415
74	Total Multiline Retail				79,344
	Oil, Gas & Consumable Fuels – 2.0%

10	Amerada Hess Corporation	7.125%	3/15/33	BBB–	10,851

5	Burlington Resources Finance Company	7.200%	8/15/31	A2	5,809

25	Chesapeake Energy Corporation	6.250%	1/15/18	BB	24,813

10	Devon Energy Corporation	7.950%	4/15/32	BBB	12,028

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB	10,811

21	Enterprise Products Operating L.P.	4.625%	10/15/09	BBB–	20,738

3	Halliburton Company	5.500%	10/15/10	BBB+	3,035

10	Kinder Morgan Energy Partners, L.P.	7.300%	8/15/33	Baa1	10,835

10	Occidental Petroleum Corporation	6.750%	1/15/12	A–	10,729

30	OPTI Canada Inc.	8.250%	12/15/14	BB	31,350

10	PC Financial Partnership	5.000%	11/15/14	BBB	9,651

11	Phillips Petroleum Company	8.750%	5/25/10	A1	12,218

50	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	51,671

10	Tosco Corporation	8.125%	2/15/30	A1	12,720

10	Valero Energy Corporation	7.500%	4/15/32	BBB	11,398

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	10,407
235	Total Oil, Gas & Consumable Fuels				249,064
	Paper & Forest Products – 1.2%

50	Buckeye Technologies Inc.	8.000%	10/15/10	B	50,000

30	Mercer International Inc.	9.250%	2/15/13	B	30,225

30	Pope & Talbot Inc.	8.375%	6/01/13	CCC	24,750

35	Tembec Industries, Inc.	7.750%	3/15/12	CCC–	21,438

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,827

17	Weyerhaeuser Company	5.950%	11/01/08	BBB	17,155
170	Total Paper & Forest Products				152,395

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Pharmaceuticals – 1.2%

$120	Biovail Corporation International	7.875%	4/01/10	BB–	$122,363

3	Schering-Plough Corporation	6.750%	12/01/33	A–	3,342

20	Wyeth	5.500%	3/15/13	A	20,196
143	Total Pharmaceuticals				145,901
	Real Estate Investment Trust – 0.2%

19	Simon Property Group, L.P.	6.375%	11/15/07	A–	19,107
	Real Estate Management & Development – 0.1%

12	ERP Operating LP	6.625%	3/15/12	A–	12,785
	Road & Rail – 0.7%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	Baa1	18,975

13	Canadian National Railway Company	6.250%	8/01/34	A–	13,458

30	Kansas City Southern Railway Company	12.500%	6/15/12	B–	32,310

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	18,980
78	Total Road & Rail				83,723
	Software – 0.1%

14	Computer Associates International, Inc.	4.750%	12/01/09	Ba1	13,820
	Specialty Retail – 0.0%

1	Home Depot, Inc.	3.750%	9/15/09	Aa3	970

1	Lowes Companies, Inc.	6.500%	3/15/29	A+	1,052
2	Total Specialty Retail				2,022
	Tobacco – 0.0%

2	Philip Morris Companies, Inc.	7.750%	1/15/27	Baa1	2,397
	Trading Companies & Distributors – 0.3%

30	Ashtead Capital Inc., 144A	9.000%	8/15/16	B	32,100
	Wireless Telecommunication Services – 0.6%

8	American Cellular Corporation Escrow Corporation	10.000%	8/01/11	B3	8,510

22	AT&T/Cingular Wireless Services	8.125%	5/01/12	A	24,791

25	Rogers Wireless Communications Inc.	6.375%	3/01/14	Baa3	25,750

10	Telefonica Europe BV	7.750%	9/15/10	BBB+	10,784

4	Vodafone Group PLC	7.875%	2/15/30	A–	4,631
69	Total Wireless Telecommunication Services				74,466
$3,377	Total Corporate Bonds (cost $3,526,255)				3,491,213

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.9%

	U.S. Treasury Bonds/Notes – 13.9%

$200	United States of America Treasury Bonds/Notes	4.500%	2/15/36	AAA	$188,625

400	United States of America Treasury Bonds/Notes	3.375%	2/15/08	AAA	394,797

175	United States of America Treasury Bonds/Notes	4.875%	2/15/12	AAA	177,782

385	United States of America Treasury Bonds/Notes	4.875%	8/15/16	AAA	391,226

360	United States of America Treasury Bonds/Notes	0.000%	2/15/15	AAA	250,341

50	United States of America Treasury Bonds/Notes	0.000%	5/15/17	AAA	30,939

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	U.S. Treasury Bonds/Notes (continued)

$650	United States of America Treasury Bonds/Notes	0.000%	2/15/25	AAA	$267,071

25	United States of America Treasury Bonds/Notes	0.000%	2/15/37	AAA	6,090
$2,245	Total U.S. Government and Agency Obligations (cost $1,702,895)				1,706,871

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 53.5%

	Autos – Asset-Backed Securities – 0.4%

$51	Daimler Chrysler Auto Trust, Class A3, Series 2005B	4.040%	9/08/09	AAA	$50,572
	Cards – Asset-Backed Securities – 2.1%

100	Bank One Issuance Trust 03-A3 A3	5.430%	12/15/10	AAA	100,196

160	Chase Issuance Trust 05-A3 A	5.340%	10/17/11	AAA	160,215
260	Total Cards				260,411
	Home Equity – Asset-Backed Securities – 0.0%

—*	Master CI-9 NIM Notes, Series 2005, 144A	4.940%	3/26/35	A+	285
	Residentials – Mortgage-Backed Securities – 51.0%

147	Federal Home Loan Mortgage Corporation Pool 1B3220 (WI/DD)	5.965%	1/01/37	AAA	149,070

379	Federal Home Loan Mortgage Corporation Pool 847681	6.263%	12/01/36	AAA	384,288

63	Federal National Mortgage Association Pool 255814	5.500%	8/01/35	AAA	62,120

802	Federal National Mortgage Association Pool 735060	6.000%	11/01/34	AAA	810,127

385	Federal National Mortgage Association Pool 735606	4.443%	5/01/35	AAA	378,289

394	Federal National Mortgage Association Pool 824163	5.500%	4/01/35	AAA	390,785

394	Federal National Mortgage Association Pool 905597	6.098%	12/01/36	AAA	399,724

600	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	5.500%	TBA	AAA	593,625

1,013	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	6.000%	TBA	AAA	1,020,598

1,100	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	5.500%	TBA	AAA	1,088,657

1,020	Federal National Mortgage Association Pool (MDR) (TBA) (WI/DD)	5.000%	TBA	AAA	985,575
6,297	Total Residentials				6,262,858
$6,608	Total Asset-Backed and Mortgage-Backed Securities (cost $6,593,932)				6,574,126

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	CAPITAL PREFERRED SECURITIES – 0.1%

	Capital Markets – 0.1%

$8	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	$8,329
$8	Total Capital Preferred Securities (cost $8,651)				8,329

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	SOVEREIGN DEBT – 5.1%

	Colombia – 0.1%

$10	Republic of Colombia	8.250%	12/22/14	BB+	$11,405
	Hungary – 0.5%

60	Republic of Hungary	4.750%	2/03/15	A2	58,165

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Mexico – 0.6%

$65	United Mexican States	6.625%	3/03/15	Baa1	$70,361
	Poland – 0.5%

60	Republic of Poland	5.000%	10/19/15	A2	59,430
	Turkey – 3.4%

200	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	131,825

400	Republic of Turkey, Government Bond	10.000%	2/15/12	BB	296,630
600	Total Turkey				428,455
$795	Total Sovereign Debt (cost $609,050)				627,816

Principal Amount (000)	Description	Weighted Average Coupon	Maturity (2)	Ratings (1)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.1% (3)

	Metals & Mining – 2.0%

$250	Freeport-McMoRan Copper & Gold Inc., Bridge Loan, (WI/DD)	TBD	TBD	B1	$250,000
	Oil, Gas & Consumable Fuels – 2.1%

250	SandRidge Energy	8.620%	3/07/15	B	254,375
$500	Total Variable Rate Senior Loan Interests (cost $500,000)				504,375

Principal Amount (000)	Description	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 27.4%

$3,372	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $3,373,839, collateralized by $3,525,000 U.S. Treasury Bill, 0.000%, due 9/27/07, value $3,440,400	4.900%	4/02/07		$3,372,462
	Total Short-Term Investments (cost $3,372,462)				3,372,462

	Total Investments (cost $16,313,245) – 132.5%				16,285,192

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES SOLD SHORT – (4.8)%

$(600)	Federal National Mortgage Association Pool 918497 (MDR) (TBA)	5.000%	TBA	AAA	$(591,937)
	Total Asset-Backed and Mortgage-Backed Securities Sold Short (cost $593,086)				(591,937)

	Other Assets Less Liabilities – (27.7)%				(3,403,698)

	Net Assets – 100%				$12,289,557

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2007:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian Dollar	125,000	U.S. Dollar	106,434	4/10/07	$(1,870)
Czech Koruna	2,500,000	U.S. Dollar	117,719	4/12/07	(1,641)
Euro	6,500	Iceland Krona	591,825	6/22/07	109
Euro	38,500	Iceland Krona	3,505,618	6/22/07	646
Euro	45,000	Iceland Krona	4,070,250	6/22/07	350
Hungarian Forint	22,000,000	U.S. Dollar	113,198	5/08/07	(5,066)
Japanese Yen	141,480,000	U.S. Dollar	1,214,525	6/25/07	530
Mexican Peso	1,205,000	U.S. Dollar	107,605	4/19/07	(1,459)
New Turkish Lira	184,000	U.S. Dollar	126,635	4/30/07	(4,112)
New Turkish Lira	179,450	U.S. Dollar	124,086	5/14/07	(2,744)
New Turkish Lira	225,000	U.S. Dollar	153,207	6/01/07	(4,737)
New Zealand Dollar	152,000	U.S. Dollar	104,274	4/05/07	(4,271)
New Zealand Dollar	260,000	U.S. Dollar	181,171	5/15/07	(3,986)
Norwegian Krone	747,955	U.S. Dollar	118,000	4/10/07	(5,089)
Norwegian Krone	686,950	U.S. Dollar	112,390	5/08/07	(751)
Pound Sterling	61,000	U.S. Dollar	119,444	4/10/07	(592)
Pound Sterling	61,000	U.S. Dollar	119,602	4/10/07	(434)
Singapore Dollar	160,000	U.S. Dollar	104,541	4/30/07	(1,117)
South African Rand	785,000	U.S. Dollar	108,067	4/25/07	144
Swedish Krona	772,372	U.S. Dollar	110,000	5/08/07	(845)
Swedish Krona	800,000	U.S. Dollar	114,062	6/14/07	(978)
Swiss Franc	147,000	U.S. Dollar	119,431	4/10/07	(1,646)
Swiss Franc	147,000	U.S. Dollar	120,924	6/14/07	(822)
U.S. Dollar	106,851	New Zealand Dollar	152,000	4/05/07	1,693
U.S. Dollar	107,374	Canadian Dollar	125,000	4/10/07	931
U.S. Dollar	118,000	Norwegian Krone	734,798	4/10/07	2,924
U.S. Dollar	119,979	Pound Sterling	61,000	4/10/07	57
U.S. Dollar	119,994	Pound Sterling	61,000	4/10/07	42
U.S. Dollar	121,028	Swiss Franc	147,000	4/10/07	49
U.S. Dollar	117,041	Czech Koruna	2,500,000	4/12/07	2,319
U.S. Dollar	109,734	Mexican Peso	1,205,000	4/19/07	(670)
U.S. Dollar	109,213	South African Rand	785,000	4/25/07	(1,289)
U.S. Dollar	59,922	Hungarian Forint	11,056,200	4/26/07	(437)
U.S. Dollar	128,501	New Turkish Lira	184,000	4/30/07	2,246
U.S. Dollar	105,263	Singapore Dollar	160,000	4/30/07	395
U.S. Dollar	111,669	Hungarian Forint	22,000,000	5/08/07	6,593
U.S. Dollar	110,000	Norwegian Krone	686,950	5/08/07	3,141
U.S. Dollar	111,189	Swedish Krona	772,372	5/08/07	(344)
U.S. Dollar	118,621	Brazilian Real	250,800	5/14/07	2,398
U.S. Dollar	177,892	New Zealand Dollar	260,000	5/15/07	7,264
U.S. Dollar	59,687	Hungarian Forint	11,340,000	6/14/07	1,115
U.S. Dollar	59,412	South African Rand	440,520	6/14/07	820
U.S. Dollar	60,478	South African Rand	440,520	6/14/07	(246)
U.S. Dollar	1,091,685	Japanese Yen	127,380,000	6/25/07	1,322
U.S. Dollar	59,497	Colombian Peso	130,000,000	6/27/07	(770)
U.S. Dollar	119,452	Mexican Peso	1,320,000	6/27/07	(429)
U.S. Dollar	59,051	Indian Rupee	2,600,000	6/28/07	26
					$(11,231)

Interest Rate Swaps outstanding at March 31, 2007:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America (4)	465,000,000	HUF	Receive	6-Month BUBOR	7.300%	Annually	10/02/08	$—
Citigroup Inc. (4)	15,000,000	NOK	Pay	6-Month NIBOR	5.460	Annually	2/09/09	1,119
JPMorgan	750,000	MXN	Pay	28-Day MXN TIIE	10.370	28-Day	5/13/10	5,138
JPMorgan (4)	18,500,000	ZAR	Pay	3-Month JIBA	9.050	Quarterly	9/29/08	—
Merrill Lynch	400,000	BRL	Receive	1-Day BZDIORA	11.690	Annually	1/02/09	(186)
Merrill Lynch	1,000,000	BRL	Pay	1-Day BZDIORA	11.690	Annually	1/02/17	(199)
Morgan Stanley	400,000	BRL	Receive	1-Day BZDIORA	11.790	Annually	1/02/09	202
Morgan Stanley	1,000,000	BRL	Pay	1-Day BZDIORA	11.850	Annually	1/03/17	1,800
								$7,874

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2007

Credit Default Swap outstanding at March 31, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Morgan Stanley	Louisiana-Pacific Corporation	Buy	$330,000	1.350%	12/20/11	$(3,403)

Futures Contracts outstanding at March 31, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2007 (U.S. Dollars)	Unrealized Appreciation (Depreciation (U.S. Dollars)
U.S. 5-Year Treasury Note	Long	25	6/07	2,644,922	$5,784
U.S. 10-Year Treasury Note	Short	(5)	6/07	(540,625)	1,618
					$7,402

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(4)	Forward Swap Contract with an effective date as show in the following table. Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

Counterparty	Notional Amount		Effective Date
Bank of America	465,000,000	HUF	10/02/07
Citigroup Inc.	15,000,000	NOK	2/07/08
JPMorgan	18,500,000	ZAR	9/28/07

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.

TBA	To be announced. Maturity date not known prior to the settlement of the transaction.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

PIK	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

WI/DD	Purchased on a when-issued or delayed delivery basis.

BRL	Brazilian Real

HUF	Hungarian Forint

MXN	Mexican Peso

NOK	Norwegian Krone

ZAR	South African Rand

BUBOR	Budapest Inter-Bank Offered Rate

BZDIORA	Brazil Inter-Bank Deposit Rate Over

JIBA	South Africa Johannesburg Inter-Bank Agreed Rate

NIBOR	Norway Inter-Bank Offered Rate

TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

*	Principal Amount rounds to less than $1,000.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value

	CORPORATE BONDS – 89.6%

	Aerospace & Defense – 1.0%

$125	Bombardier Inc., Series 144A	6.750%	5/01/12	BB	$125,000

91	DI Finance/DynCorp International, Series B	9.500%	2/15/13	B	97,370
216	Total Aerospace & Defense				222,370
	Automobiles – 4.1%

400	Ford Motor Credit Company	4.950%	1/15/08	B1	395,285

120	Ford Motor Credit Company	9.875%	8/10/11	B1	127,192

165	Ford Motor Credit Company	7.000%	10/01/13	B1	153,576

250	Ford Motor Credit Company	8.000%	12/15/16	B1	240,957
935	Total Automobiles				917,010
	Capital Markets – 0.7%

150	Yankee Acquistion Corporation	8.500%	2/15/15	B3	152,625
	Chemicals – 10.4%

100	Equistar Chemicals LP/Equistar Funding Corporation	10.625%	5/01/11	BB–	106,000

420	Equistar Chemicals LP	8.750%	2/15/09	BB–	439,950

100	Lyondell Chemical Company	10.875%	5/01/09	B	101,000

200	Lyondell Petro-Chemical Company, Corporate Bonds	11.125%	7/15/12	BB	215,000

470	MacDermid Inc.	9.125%	7/15/11	Ba2	492,621

220	MacDermid, Inc., (WI/DD, settling 4/12/07)	9.500%	4/15/17	CCC+	226,600

100	Methanex Corporation	8.750%	8/15/12	BBB–	111,500

200	NOVA Chemicals Corporation	8.502%	11/15/13	Ba3	200,000

45	PolyOne Corporation	10.625%	5/15/10	B+	47,700

350	Rockwood Specialties Group Inc.	10.625%	5/15/11	B–	371,000
2,205	Total Chemicals				2,311,371
	Commercial Services & Supplies – 3.4%

100	Ahern Rentals Inc.	9.250%	8/15/13	B	104,875

400	Browning Ferris Industries	9.250%	5/01/21	BB	436,000

70	Quebecor World Capital Corporation, 144A	8.750%	3/15/16	B+	71,225

130	Rental Service Corporation, 144A	9.500%	12/01/14	B–	139,100
700	Total Commercial Services & Supplies				751,200
	Construction Materials – 0.1%

40	Texas Industries Inc.	7.250%	7/15/13	BB–	41,400
	Consumer Finance – 2.6%

85	Ford Motor Credit Company	5.625%	10/01/08	B1	83,322

500	GMAC LLC	6.125%	1/22/08	BB+	499,499
585	Total Consumer Finance				582,821
	Containers & Packaging – 2.9%

200	Caraustar Industries	7.375%	6/01/09	B+	196,000

441	Owens-Brockway Glass Container Inc.	8.875%	2/15/09	Ba2	452,025
641	Total Containers & Packaging				648,025
	Distributors – 0.7%

155	Ryerson Tull Inc.	8.250%	12/15/11	B–	157,325

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Diversified Consumer Services – 1.6%

$100	Carriage Services Inc.	7.875%	1/15/15	B1	$103,250

250	Hawker Beechcraft Acquistion Company, 144A	9.750%	4/01/17	B–	261,875
350	Total Diversified Consumer Services				365,125
	Diversified Financial Services – 0.5%

100	Yankee Acquistion Corporation	9.750%	2/15/17	CCC+	101,750
	Diversified Telecommunication Services – 1.8%

50	Cincinnati Bell Inc.	8.375%	1/15/14	B2	51,375

100	Citizens Communications Company	9.000%	8/15/31	BB+	110,000

40	Hughes Network Systems LLC, 144A	9.500%	4/15/14	B1	42,300

100	Intelsat Limited	5.250%	11/01/08	B	98,875

85	Level 3 Communications, 144A	9.250%	11/01/14	B3	87,763
375	Total Diversified Telecommunication Services				390,313
	Electrical Equipment – 1.2%

220	General Cable Corporation, 144A	7.125%	4/01/17	B+	222,475

35	UCAR Finance Inc.	10.250%	2/15/12	B2	36,925
255	Total Electrical Equipment				259,400
	Energy Equipment & Services – 6.9%

450	Allis Chalmers Energy Inc., 144A	8.500%	3/01/17	B	445,500

225	Calfrac Holdings LP, 144A	7.750%	2/15/15	B1	219,375

200	Complete Production Services Inc., 144A	8.000%	12/15/16	B	206,000

200	Geokinetics Inc., 144A	11.855%	12/15/12	B3	207,000

250	Hanover Equipment Trust, Senior Secured Note, Series 2003	8.500%	9/01/08	Ba3	252,500

100	Seitel Acquisition Corporation	9.750%	2/15/14	B–	101,750

90	Targa Resources Inc., Series 144A	8.500%	11/01/13	B–	92,250
1,515	Total Energy Equipment & Services				1,524,375
	Food & Staples Retailing – 1.5%

50	Duane Reade Inc, Floating Rate Note, 4.500% plus three-month LIBOR	9.850%	12/15/10	B3	51,313

300	Duane Reade Inc.	9.750%	8/01/11	Caa3	290,250
350	Total Food & Staples Retailing				341,563
	Food Products – 0.5%

100	Pinnacle Foods Holding Corporation	8.250%	12/01/13	CCC	109,255
	Health Care Equipment & Supplies – 0.9%

200	Invacare Corporation, 144A	9.750%	2/15/15	B2	202,000
	Hotels, Restaurants & Leisure – 3.4%

125	MGM Grand Inc.	6.000%	10/01/09	BB	125,781

100	MGM Mirage Inc.	6.625%	7/15/15	BB	96,500

270	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	281,475

250	Wheeling Island Gaming Inc.	10.125%	12/15/09	B	255,000
745	Total Hotels, Restaurants & Leisure				758,756
	Household Durables – 1.6%

140	Beazer Homes USA, Inc.	8.625%	5/15/11	Ba1	137,550

50	KB Home	9.500%	2/15/11	Ba2	51,313

100	Technical Olympic USA Inc.	7.500%	1/15/15	CCC+	71,250

90	Toll Corporation	8.250%	2/01/11	BB+	92,250
380	Total Household Durables				352,363

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Indpendent Power Producers & Energy Traders – 0.4%

$85	NRG Energy Inc.	7.375%	2/01/16	B1	$87,550
	Industrial Conglomerates – 0.2%

50	Covalence Specialty Materials Corporation, 144A	10.250%	3/01/16	B3	50,250
	IT Services – 0.9%

200	Unisys Corporation	7.875%	4/01/08	B+	202,000
	Machinery – 1.2%

150	Case New Holland Inc., Series WI	9.250%	8/01/11	BB	158,250

100	Columbus McKinnon Corporation	8.875%	11/01/13	B2	106,500
250	Total Machinery				264,750
	Media – 12.2%

100	CMP Susquehanna Corporation, 144A	9.875%	5/15/14	B3	103,000

326	Dex Media East LLC	9.875%	11/15/09	B1	341,485

90	Dex Media Inc.	9.000%	11/15/13	B	84,263

100	Gray Television Inc., Term Loan	9.250%	12/15/11	B1	104,875

62	Insight Midwest L.P	9.750%	10/01/09	B	63,163

250	Mediacom LLC	9.500%	1/15/13	B	258,438

50	Paxson Communications Corporation, Floating Rate Note, 144A	11.600%	1/15/13	Caa2	52,375

300	Primedia Inc., Floating Rate Note, 144A	10.725%	5/15/10	B	312,000

220	Primedia Inc., Senior Notes	8.875%	5/15/11	B	227,150

200	R. H. Donnelley Finance Corp 1	10.875%	12/15/12	B	217,000

200	Radio One, Inc.	8.875%	7/01/11	B1	207,250

300	Readers Digest Association, 144A	9.000%	2/15/17	CCC+	290,250

430	Sinclair Broadcasting Group	8.000%	3/15/12	B1	447,200
2,628	Total Media				2,708,449
	Metals & Mining – 10.4%

220	Claymont Steel Inc., 144A	8.875%	2/15/15	B3	220,000

220	Freeport McMoran Copper & Gold, Inc.	8.375%	4/01/17	Ba3	238,425

420	IPSCO Inc., Senior Note	8.750%	6/01/13	BBB–	449,400

140	Metals USA Holdings Corporation, Floating Rate Note, 144A (PIK)	11.350%	1/15/12	CCC+	137,900

100	Nalco Finance Holdings Inc.	9.000%	2/01/14	B–	88,500

250	PNA Intermediate Holding Corporation	12.360%	2/15/13	B–	257,500

100	Russel Metals Inc.	6.375%	3/01/14	BB	96,250

400	Steel Dynamics, Inc., 144A (WI/DD, settling 4/30/07)	6.750%	4/01/15	Ba2	402,500

400	Steel Dynamics, Inc.	9.500%	3/15/09	BB+	409,500
2,250	Total Metals & Mining				2,299,975
	Multi-Utilities – 2.4%

250	Aquila, Inc.	11.875%	7/01/12	B	326,875

200	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B–	215,750
450	Total Multi-Utilities				542,625
	Oil, Gas & Consumable Fuels – 4.9%

150	Alpha Natural Resources, Inc.	10.000%	6/01/12	B–	162,000

100	Chesapeake Energy Corporation	6.250%	1/15/18	BB	99,250

75	Compton Petroleum Finance Corporation	7.625%	12/01/13	B	73,688

240	Markwest Energy Partners LP, Series B	8.500%	7/15/16	B	251,400

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Ratings (1)	Value
	Oil, Gas & Consumable Fuels (continued)

$150	Massey Energy Company, Global Notes	6.625%	11/15/10	B+	$152,250

220	OPTI Canada Inc.	8.250%	12/15/14	BB	229,900

110	Sabine Pass LNG LP., 144A	7.500%	11/30/16	BB	111,100
1,045	Total Oil, Gas & Consumable Fuels				1,079,588
	Paper & Forest Products – 4.4%

250	Buckeye Technologies Inc.	8.000%	10/15/10	B	250,000

220	Mercer International Inc.	9.250%	2/15/13	B	221,650

200	Millar Western Forest Products Ltd	7.750%	11/15/13	B2	183,000

130	Pope & Talbot Inc.	8.375%	6/01/13	CCC	107,250

180	Tembec Industries, Inc.	7.750%	3/15/12	CCC–	110,250

100	Verso Paper Holdings LLC., 144A	9.125%	8/01/14	B	104,500
1,080	Total Paper & Forest Products				976,650
	Pharmaceuticals – 2.0%

435	Biovail Corporation International	7.875%	4/01/10	BB–	443,565
	Road & Rail – 1.3%

270	Kansas City Southern Railway Company	12.500%	6/15/12	B–	290,790
	Specialty Retail – 0.9%

200	Brookstone Company Inc.	12.000%	10/15/12	B	209,000
	Textiles, Apparel & Luxury Goods – 1.4%

250	HanesBrands Inc., Loan	8.735%	12/15/14	B2	255,938

50	Levi Strauss & Company	12.250%	12/15/12	B	55,125
300	Total Textiles, Apparel & Luxury Goods				311,063
	Trading Companies & Distributors – 1.0%

100	Ashtead Capital Inc., 144A	9.000%	8/15/16	B	107,000

100	H&E Equipment Limited, 144A	8.375%	7/15/16	B+	106,750
200	Total Trading Companies & Distributors				213,750
	Wireless Telecommunication Services – 0.2%

41	American Cellular Corporation Escrow Corporation	10.000%	8/01/11	B3	43,611
$19,481	Total Corporate Bonds (cost $19,771,806)				19,912,663

Principal Amount (000)	Description	Weighted Average Coupon	Maturity (2)	Ratings (1)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 5.7% (3)

	Metals & Mining – 2.3%

$500	Freeport-McMoRan Copper & Gold Inc., Bridge Loan, (WI/DD)	TBD	TBD	B1	$500,000
	Oil, Gas & Consumable Fuels – 3.4%

750	SandRidge Energy	8.620%	3/07/15	B	763,125
$1,250	Total Variable Rate Senior Loan Interests (cost $1,250,000)				1,263,125

Principal Amount (000)	Description	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 10.4%

$2,310	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $2,310,821, collateralized by $2,415,000 U.S. Treasury Bill, 0.000%, due 9/27/07, value $2,357,040	4.900%	4/02/07		$2,309,878
	Total Short-Term Investments (cost $2,309,878)				2,309,878

	Total Investments (cost $23,331,684) – 105.7%				23,485,666

	Other Assets Less Liabilities – (5.7)%				(1,264,420)

	Net Assets – 100%				$22,221,246

Credit Default Swap outstanding at March 31, 2007:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Morgan Stanley	Louisiana-Pacific Corporation	Buy	$340,000	1.350%	12/20/11	$(3,506)

Total Return Swap outstanding at March 31, 2007:

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Bear Stearns International, Ltd.	Lehman Brothers U.S. High Yield Index	1-month USD-LIBOR less 35 basis points	12/01/07	$5,000,000	$14,600

(1)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

PIK	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

WI/DD	Purchased on a when-issued or delayed delivery basis.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

March 31, 2007

	Short Duration	Core	High Yield
Assets
Investments, at value (cost $11,668,855, $12,940,783 and $21,021,806, respectively)	$11,675,068	$12,912,730	$21,175,788
Short-term investments (at cost, which approximates value)	1,107,496	3,372,462	2,309,878
Cash	4,000	4,001	8,001
Deposits with brokers for open futures contracts (cost $24,332, $37,184 and $39,183, respectively)	22,658	36,076	39,183
Unrealized appreciation on forward foreign currency exchange contracts	35,114	35,114	—
Unrealized appreciation on interest rate swaps	7,882	8,259	—
Receivables:
Reimbursement from Adviser	3,838	26,476	26,225
Interest	158,136	86,525	402,152
Investments sold	594,419	733,929	—
Shares sold	—	14,911	179,976
Other assets	110	8,220	111
Total assets	13,608,721	17,238,703	24,141,314
Liabilities
Securities sold short, at value (proceeds $593,086, $593,086 and $0, respectively)	591,937	591,937	—
Cash overdraft denominated in foreign currencies (cost $1,237, $1,237 and $0, respectively)	1,233	1,233	—
Unrealized depreciation on forward foreign currency exchange contracts	46,354	46,345	—
Unrealized depreciation on interest rate swaps	385	385	—
Unrealized depreciation on credit default swap	3,403	3,403	3,506
Unrealized depreciation on total return swap	—	—	14,600
Payables:
Investments purchased	1,556,861	4,239,814	1,759,041
Variation margin on futures contracts	806	747	—
Accrued expenses:
12b-1 distribution and service fees	1,214	1,175	6,484
Other	10,796	14,152	10,295
Dividends payable	43,656	49,955	126,142
Total liabilities	2,256,645	4,949,146	1,920,068
Net assets	$11,352,076	$12,289,557	$22,221,246
Class A Shares
Net assets	$230,897	$1,556,094	$5,254,138
Shares outstanding	11,970	80,281	262,708
Net asset value per share	$19.29	$19.38	$20.00
Offering price per share (net asset value per share plus maximum sales charge of 2.00%, 3.75% and 4.75%, respectively, of offering price)	$19.68	$20.14	$21.00
Class B Shares
Net assets	N/A	$126,341	$1,420,505
Shares outstanding	N/A	6,505	71,087
Net asset value and offering price per share	N/A	$19.42	$19.98
Class C Shares
Net assets	$1,487,617	$911,517	$5,287,073
Shares outstanding	77,065	46,990	264,849
Net asset value and offering price per share	$19.30	$19.40	$19.96
Class R Shares
Net assets	$9,633,562	$9,695,605	$10,259,530
Shares outstanding	500,277	500,589	513,563
Net asset value and offering price per share	$19.26	$19.37	$19.98

Net Assets Consist of:
Capital paid-in	$11,714,243	$12,591,800	$22,053,300
Undistributed (Over-distribution of) net investment income	(50,824)	(38,823)	87,306
Accumulated net realized gain (loss) from investments and derivative transactions	(315,059)	(236,054)	(55,236)
Net unrealized appreciation (depreciation) of investments and derivative transactions	3,716	(27,366)	135,876
Net assets	$11,352,076	$12,289,557	$22,221,246

N/A – Short Duration is not authorized to issue Class B shares.

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended March 31, 2007

	Short Duration	Core	High Yield
Investment Income	$273,954	$310,642	$658,781
Expenses
Management fees	21,100	27,864	46,510
12b-1 service fees – Class A	362	1,425	3,260
12b-1 distribution and service fees – Class B	N/A	366	3,801
12b-1 refund – Class B	—	(98)	—
12b-1 distribution and service fees – Class C	5,525	3,265	12,982
Shareholders’ servicing agent fees and expenses	257	865	7,074
Custodian’s fees and expenses	14,967	24,048	12,622
Trustees’ fees and expenses	216	248	253
Professional fees	20,356	20,358	20,359
Shareholders’ reports – printing and mailing expenses	1,415	9,801	14,450
Federal and state registration fees	5,277	6,918	7,320
Other expenses	5,092	11,394	5,796
Total expenses before custodian fee credit and expense reimbursement	74,567	106,454	134,427
Custodian fee credit	(3,488)	(839)	(1,978)
Expense reimbursement	(47,579)	(73,633)	(67,874)
Net expenses	23,500	31,982	64,575
Net investment income	250,454	278,660	594,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,028	54,926	115,921
Futures	(12,191)	1,960	13,360
Forwards	(20)	(16)	—
Swaps	4,550	3,751	175,608
Foreign currencies	19,436	19,435	—
Change in net unrealized appreciation (depreciation) of:
Investments	26,943	(5,270)	189,946
Futures	1,436	(763)	2,403
Forwards	(8,868)	(8,859)	—
Swaps	(617)	(240)	(46,764)
Foreign currencies	(2,030)	(1,450)	—
Net realized and unrealized gain (loss)	31,667	63,474	450,474
Net increase (decrease) in net assets from operations	$282,121	$342,134	$1,044,680

N/A – Short Duration is not authorized to issue Class B Shares.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Short Duration		Core		High Yield
	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06	Six Months Ended 3/31/07	Year Ended 9/30/06
Operations
Net investment income	$250,454	$392,589	$278,660	$437,044	$594,206	$696,575
Net realized gain (loss) from:
Investments	3,028	(94,024)	54,926	(181,374)	115,921	(238,364)
Futures	(12,191)	(23,133)	1,960	(21,391)	13,360	(14,060)
Forwards	(20)	(18,180)	(16)	(20,247)	—	—
Swaps	4,550	24,401	3,751	24,401	175,608	82,955
Foreign currencies	19,436	4,558	19,435	6,614	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	26,943	40,963	(5,270)	38,015	189,946	199,170
Futures	1,436	10,180	(763)	13,438	2,403	7,480
Forwards	(8,868)	(3,384)	(8,859)	(3,384)	—	—
Swaps	(617)	8,332	(240)	8,332	(46,764)	51,164
Foreign currencies	(2,030)	360	(1,450)	394	—	—
Net increase (decrease) in net assets from operations	282,121	342,662	342,134	301,842	1,044,680	784,920
Distributions to Shareholders
From undistributed net investment income:
Class A	(6,849)	(1,766)	(28,785)	(4,658)	(90,556)	(4,135)
Class B	N/A	N/A	(1,493)	(409)	(23,986)	(2,215)
Class C	(21,053)	(4,925)	(13,639)	(422)	(80,087)	(5,859)
Class R	(230,125)	(563,918)	(243,879)	(515,563)	(376,117)	(778,572)
Decrease in net assets from distributions to shareholders	(258,027)	(570,609)	(287,796)	(521,052)	(570,746)	(790,781)
Fund Share Transactions
Proceeds from sale of shares	1,739,760	1,494,615	2,126,743	1,579,633	11,794,239	1,383,527
Proceeds from shares issued to shareholders due to reinvestment of distributions	4,595	1,521	12,842	—	45,318	1,856
	1,744,355	1,496,136	2,139,585	1,579,633	11,839,557	1,385,383
Cost of shares redeemed	(1,524,711)	—	(1,126,044)	(70)	(1,117,134)	(54,179)
Net increase (decrease) in net assets from Fund share transactions	219,644	1,496,136	1,013,541	1,579,563	10,722,423	1,331,204
Net increase (decrease) in net assets	243,738	1,268,189	1,067,879	1,360,353	11,196,357	1,325,343
Net assets at the beginning of period	11,108,338	9,840,149	11,221,678	9,861,325	11,024,889	9,699,546
Net assets at the end of period	$11,352,076	$11,108,338	$12,289,557	$11,221,678	$22,221,246	$11,024,889
Undistributed (Over-distribution of) net investment income at the end of period	$(50,824)	$(43,251)	$(38,823)	$(29,687)	$87,306	$63,846

N/A – Short Duration is not authorized to issue Class B Shares.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust III (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Short Duration Bond Fund (“Short Duration”), Nuveen Core Bond Fund (“Core”) and Nuveen High Yield Bond Fund (“High Yield”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust in 1998.

Short Duration ordinarily invests at least 80% of its assets in income producing short-term securities with the objective of providing high current income consistent with minimal fluctuations of principal.

Core ordinarily invests at least 80% of its assets in fixed income securities with the objective of providing total return.

High Yield ordinarily invests at least 80% of its assets in domestic and foreign corporate high yield debt securities, including zero coupon, payment in-kind and convertible bonds with the objective of maximizing total return.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of bonds and other securities in the Funds’ investment portfolios are generally provided by one or more independent pricing services approved by the Funds’ Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the bid and asked prices when current quotations are readily available. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of interest rate swaps are provided by and independent pricing service approved by each Fund’s Board of Trustees. Credit default swaps are valued using a market quote provided by a major broker/dealer in such investments. Total return swaps are valued by comparing the return of the underlying index at the valuation date with the value at the original effective date of the contract. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant by the pricing service or the Board of Trustees’ designee. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2007, Short Duration, Core and High Yield had outstanding when-issued/delayed delivery purchase commitments of $846,715, $4,238,848 and $1,120,000, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Flexible Sales Charge Program

Each Fund offers Class A, C and R Shares. Core and High Yield also offer Class B Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a

Notes to Financial Statements (Unaudited) (continued)

.25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable and/or payable for the variation margin as of March 31, 2007.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities.

Swaps Contracts

The Funds are authorized to enter into swap contracts consistent with their investment objectives and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. In connection with these contracts, securities in the Funds’ portfolios may be identified as collateral in accordance with the terms of the respective swap contract.

Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal.

Total return swap contracts involve commitments to pay interest in exchange for a market-linked return, both based on specified notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of offsetting the interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. The Funds may enter into a credit default contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. As a seller of a credit default contract, the Fund generally receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as a realized loss.

Swap contracts are valued daily. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Income received or paid by the Fund on a swap contract is reported as a realized gain or loss on the Statement of Operations. Additionally, realized gains or losses are recorded upon the termination of a swap contract and are equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Notional principal amounts are used to express the extent of involvement in these transactions, reducing the amounts potentially subject to counterparty credit risk are generally much smaller, except with respect to credit default swaps.

Entering into these contracts involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that there may be unfavorable changes in interest rates, and default by the counterparty on its obligation to perform or disagree as to the meaning of the contractual terms in the contracts. If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the contracts related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Dollar Rolls

The Funds are authorized to enter into “dollar rolls” in which a Fund purchases or sells mortgage-backed securities for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) securities on a different specified future date. Dollar rolls are identified as MDRs in the Portfolio of Investments for each of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and included in Investment Income on the Statement of Operations. Dollar rolls are valued daily.

Short Sales

The Funds are authorized to make short sales of debt securities. To secure its obligation to deliver securities sold short, the Funds have instructed the custodian to segregate assets in an equivalent amount of the securities sold short. The Funds are obligated to pay to the parties to which the securities were sold short, interest earned on the debt securities and records such amounts as an expense in the Statement of Operations. Short sales are valued daily and the corresponding unrealized gains or losses are included in “Change in net unrealized appreciation (depreciation) of investments.” High Yield did not engage in selling securities short during the six months ended March 31, 2007.

Foreign Currency Transactions

The Funds are authorized to engage in foreign currency exchange transactions. Each Fund may engage in foreign currency forward, options and futures contracts. To the extent that a Fund invests in contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Forward Foreign Currency Exchange Contracts

Generally, each Fund may enter into forward foreign currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency contracts are valued daily at the forward rate. The change in market value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of

Notes to Financial Statements (Unaudited) (continued)

the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions. High Yield did not enter into forward foreign currency exchange contracts during the six months ended March 31, 2007.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Short Duration
	Six Months Ended 3/31/07		Year Ended 9/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	63,512	$1,218,775	22,711	$435,417
Class C	26,460	510,986	55,201	1,059,198
Class R	519	9,999	—	—
Shares issued to shareholders due to reinvestment of distributions:
Class A	81	1,571	—	—
Class C	148	2,863	79	1,521
Class R	8	161	—	—
	90,728	1,744,355	77,991	1,496,136
Shares redeemed:
Class A	(74,459)	(1,429,711)	—	—
Class C	(4,948)	(95,000)	—	—
Class R	—	—	—	—
	(79,407)	(1,524,711)	—	—
Net increase (decrease)	11,321	$219,644	77,991	$1,496,136

	Core
	Six Months Ended 3/31/07		Year Ended 9/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	67,622	$1,306,061	66,361	$1,269,561
Class B	7,223	140,127	2,503	47,876
Class C	34,134	662,150	13,648	262,196
Class R	952	18,405	—	—
Shares issued to shareholders due to reinvestment of distributions:
Class A	398	7,705	—	—
Class B	13	251	—	—
Class C	240	4,652	—	—
Class R	12	234	—	—
	110,594	2,139,585	82,512	1,579,633
Shares redeemed:
Class A	(54,225)	(1,039,051)	—	—
Class B	(3,359)	(64,692)	—	—
Class C	(1,153)	(22,301)	(4)	(70)
Class R	—	—	—	—
	(58,737)	(1,126,044)	(4)	(70)
Net increase (decrease)	51,857	$1,013,541	82,508	$1,579,563

	High Yield
	Six Months Ended 3/31/07		Year Ended 9/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	266,809	$5,274,788	25,282	$484,937
Class B	68,624	1,355,638	11,021	210,180
Class C	248,016	4,903,892	34,882	664,410
Class R	13,124	259,921	1,257	24,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	1,202	23,912	8	159
Class B	339	6,700	54	1,032
Class C	677	13,406	35	665
Class R	66	1,300	—	—
	598,857	11,839,557	72,539	1,385,383
Shares redeemed:
Class A	(27,904)	(552,187)	(2,814)	(54,179)
Class B	(9,076)	(178,865)	—	—
Class C	(18,886)	(375,909)	—	—
Class R	(509)	(10,173)	—	—
	(56,375)	(1,117,134)	(2,814)	(54,179)
Net increase (decrease)	542,482	$10,722,423	69,725	$1,331,204

3. Investment Transactions

Purchases and sales (including maturities and transactions in securities sold short, but excluding derivative and dollar roll transactions and short-term investments) for the six months ended March 31, 2007, were as follows:

	Short Duration	Core	High Yield
Purchases:
Investment securities	4,004,396	15,418,000	22,946,669
U.S. Government and agency obligations	6,457,142	4,986,033	778,795
Sales and maturities:
Investment securities	3,974,714	13,036,309	11,418,221
U.S. Government and agency obligations	6,240,638	6,614,601	1,079,406

Notes to Financial Statements (Unaudited) (continued)

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2007, the cost of investments (excluding proceeds received on securities sold short) was as follows:

	Short Duration	Core	High Yield
Cost of investments	$12,858,663	$16,372,637	$23,379,597

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) at March 31, 2007, were as follows:

	Short Duration	Core	High Yield
Gross unrealized:
Appreciation	$24,054	$56,920	$260,752
Depreciation	(100,153)	(144,365)	(154,683)
Net unrealized appreciation (depreciation) of investments	$(76,099)	$(87,445)	$106,069

The tax components of undistributed net ordinary income and net long-term capital gains at September 30, 2006, the Funds’ last tax year end, were as follows:

	Short Duration	Core	High Yield
Undistributed net ordinary income*	$60,164	$53,378	$206,345
Undistributed net long-term capital gains	—	—	—

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2006, was designated for purposes of the dividends paid deduction as follows:

	Short Duration	Core	High Yield
Distributions from net ordinary income*	$563,271	$516,548	$787,009
Distributions from net long-term capital gains	—	—	—

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At September 30, 2006, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire in the year 2014 as follows:

Short Duration	Core	High Yield
$194,406	$121,502	$64,821

The Funds elected to defer net realized losses from investments incurred from November 1, 2005 through September 30, 2006 (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current tax year:

Short Duration	Core	High Yield
$132,690	$170,253	$297,704

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

For the period December 20, 2004 (commencement of operations) through April 30, 2006 the annual fund-level fee, payable monthly, for each Fund was based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Short Duration Fund-Level Fee Rate	Core Fund-Level Fee Rate	High Yield Fund-Level Fee Rate
For the first $125 million	.3500%	.4500%	.5500%
For the next $125 million	.3375	.4375	.5375
For the next $250 million	.3250	.4250	.5250
For the next $500 million	.3125	.4125	.5125
For the next $1 billion	.3000	.4000	.5000
For net assets over $2 billion	.2750	.3750	.4750

Effective May 1, 2006, the annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Short Duration Fund-Level Fee Rate	Core Fund-Level Fee Rate	High Yield Fund-Level Fee Rate
For the first $125 million	.2000%	.3000%	.4000%
For the next $125 million	.1875	.2875	.3875
For the next $250 million	.1750	.2750	.3750
For the next $500 million	.1625	.2625	.3625
For the next $1 billion	.1500	.2500	.3500
For net assets over $2 billion	.1250	.2250	.3250

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2007, the complex-level fee rate was .1834%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to Financial Statements (Unaudited) (continued)

Prior to May 1, 2006, the Adviser agreed to waive part of its management fees or reimburse certain expenses of each Fund through July 31, 2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .65%, .75% and .90% of the average daily net assets of Short Duration, Core and High Yield, respectively. Effective May 1, 2006, the Adviser agreed to reimburse all expenses other than management fees, 12b-1 distribution and service fees, interest expenses and extraordinary expenses for the Funds through January 31, 2008. The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended March 31, 2007, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

	Short Duration	Core	High Yield
Sales charges collected	$76,881	$2,456	$74,326
Paid to authorized dealers	69,224	2,158	66,991

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended March 31, 2007, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

	Short Duration	Core	High Yield
Commission advances	$—	$4,347	$78,805

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended March 31, 2007, the Distributor retained such 12b-1 fees as follows:

	Short Duration	Core	High Yield
12b-1 fees retained	$5,226	$1,989	$6,648

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended March 31, 2007, as follows:

	Short Duration	Core	High Yield
CDSC retained	$2,500	$—	$860

At March 31, 2007, Nuveen owned 499,500 shares of Class R of Short Duration, Core and High Yield. At March 31, 2007, the Adviser owned 125, 125 and 250 shares of Short Duration Class A, C and R, respectively, and 125 shares of each of Core’s and High Yield’s Class A, B, C and R.

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund’s last NAV calculations in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by September 28, 2007. At this time, management is continue to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their net investment income which were paid on May 1, 2007, to shareholders of record on April 9, 2007, as follows:

	Short Duration	Core	High Yield
Dividend per share:
Class A	$.0730	$.0775	$.1200
Class B	N/A	.0655	.1075
Class C	.0610	.0655	.1075
Class R	.0770	.0815	.1240

N/A – Short Duration is not authorized to issue Class B shares.

Financial Highlights (Unaudited)

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
SHORT DURATION											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (12/04)
2007(f)	$19.24	$.43	$.06	$.49	$(.44)	$—	$(.44)	$19.29	2.55%	$231	1.45	%*	3.49	%*	.62	%*	4.32	%*	.56	%*	4.38	%*	92%
2006	19.69	.77	(.14)	.63	(1.08)	—	(1.08)	19.24	3.29	439	3.41		1.25		.64		4.02		.61		4.05		234
2005(e)	20.00	.43	(.53)	(.10)	(.21)	—	(.21)	19.69	.66	2	1.52	*	2.15	*	.91	*	2.75	*	.89	*	2.77	*	140
Class C (12/04)
2007(f)	19.26	.35	.05	.40	(.36)	—	(.36)	19.30	2.11	1,488	2.25	*	2.71	*	1.38	*	3.58	*	1.32	*	3.65	*	92
2006	19.69	.63	(.14)	.49	(.92)	—	(.92)	19.26	2.54	1,067	3.52		1.09		1.36		3.25		1.33		3.28		234
2005(e)	20.00	.31	(.48)	(.17)	(.14)	—	(.14)	19.69	.09	2	2.27	*	1.40	*	1.66	*	2.00	*	1.64	*	2.02	*	140
Class R (12/04)
2007(f)	19.21	.45	.06	.51	(.46)	—	(.46)	19.26	2.68	9,634	1.25	*	3.74	*	.38	*	4.61	*	.32	*	4.67	*	92
2006	19.68	.77	(.11)	.66	(1.13)	—	(1.13)	19.21	3.46	9,602	1.44		3.07		.53		3.97		.51		4.00		234
2005(e)	20.00	.47	(.56)	(.09)	(.23)	—	(.23)	19.68	.79	9,835	1.27	*	2.40	*	.66	*	3.00	*	.64	*	3.02	*	140

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(f)	For the six months ended March 31, 2007.

See accompanying notes to financial statements.

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
CORE											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate(e)
Class A (12/04)
2007(g)	$19.29	$.46	$.09	$.55	$(.46)	$—	$(.46)	$19.38	2.89%	$1,556	2.11	%*	3.33	%*	.73	%*	4.70	%*	.72	%*	4.72	%*	169%
2006	19.73	.88	(.34)	.54	(.98)	—	(.98)	$19.29	2.86	1,282	4.46		.90		.75		4.62		.71		4.66		241
2005(f)	20.00	.54	(.55)	(.01)	(.26)	—	(.26)	19.73	1.37	2	1.76	*	2.69	*	1.02	*	3.43	*	1.00	*	3.46	*	155
Class B (12/04)
2007(g)	19.30	.40	.11	.51	(.39)	—	(.39)	19.42	2.67	126	2.64	*	2.71	*	1.22	*	4.14	*	1.20	*	4.15	*	169
2006	19.73	.74	(.35)	.39	(.82)	—	(.82)	19.30	2.06	51	3.54		1.68		1.38		3.84		1.34		3.88		241
2005(f)	20.00	.42	(.49)	(.07)	(.20)	—	(.20)	19.73	.81	2	2.51	*	1.94	*	1.77	*	2.69	*	1.75	*	2.71	*	155
Class C (12/04)
2007(g)	19.29	.38	.12	.50	(.39)	—	(.39)	19.40	2.62	912	2.88	*	2.50	*	1.48	*	3.90	*	1.47	*	3.92	*	169
2006	19.73	.73	(.35)	.38	(.82)	—	(.82)	19.29	2.01	266	3.65		1.69		1.44		3.90		1.39		3.94		241
2005(f)	20.00	.42	(.49)	(.07)	(.20)	—	(.20)	19.73	.81	2	2.51	*	1.94	*	1.77	*	2.69	*	1.75	*	2.71	*	155
Class R (12/04)
2007(g)	19.26	.47	.13	.60	(.49)	—	(.49)	19.37	3.13	9,696	1.74	*	3.65	*	.48	*	4.91	*	.47	*	4.93	*	169
2006	19.72	.86	(.29)	.57	(1.03)	—	(1.03)	19.26	3.03	9,623	1.84		3.24		.63		4.44		.59		4.48		241
2005(f)	20.00	.58	(.58)	(.00)	(.28)	—	(.28)	19.72	1.51	9,854	1.51	*	2.94	*	.77	*	3.68	*	.75	*	3.71	*	155

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	Excluding Dollar Roll transactions.
(f)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(g)	For the six months ended March 31, 2007.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
HIGH YIELD											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (12/04)
2007(f)	$19.37	$.75	$.60	$1.35	$(.72)	$—	$(.72)	$20.00	7.06%	$5,254	1.83	%*	6.58	%*	.83	%*	7.58	%*	.81	%*	7.60	%*	88%
2006	19.39	1.33	.16	1.49	(1.51)	—	(1.51)	19.37	8.01	438	1.94		5.87		.85		6.96		.78		7.03		115
2005(e)	20.00	.86	(1.04)	(.18)	(.43)	—	(.43)	19.39	1.56	2	1.68	*	5.10	*	1.17	*	5.61	*	1.14	*	5.63	*	69
Class B (12/04)
2007(f)	19.36	.67	.60	1.27	(.65)	—	(.65)	19.98	6.62	1,421	2.50	*	5.83	*	1.57	*	6.76	*	1.55	*	6.79	*	88
2006	19.39	1.13	.19	1.32	(1.35)	—	(1.35)	19.36	7.07	217	2.69		4.86		1.57		5.97		1.51		6.04		115
2005(e)	20.00	.75	(.99)	(.24)	(.37)	—	(.37)	19.39	.99	2	2.43	*	4.35	*	1.92	*	4.86	*	1.89	*	4.88	*	69
Class C (12/04)
2007(f)	19.35	.68	.58	1.26	(.65)	—	(.65)	19.96	6.57	5,287	2.57	*	5.86	*	1.58	*	6.85	*	1.56	*	6.87	*	88
2006	19.39	1.13	.18	1.31	(1.35)	—	(1.35)	19.35	7.01	678	2.69		4.89		1.59		5.99		1.52		6.05		115
2005(e)	20.00	.75	(.99)	(.24)	(.37)	—	(.37)	19.39	.99	2	2.43	*	4.35	*	1.92	*	4.86	*	1.89	*	4.88	*	69
Class R (12/04)
2007(f)	19.35	.75	.62	1.37	(.74)	—	(.74)	19.98	7.20	10,260	1.36	*	6.83	*	.58	*	7.61	*	.56	*	7.63	*	88
2006	19.40	1.37	.14	1.51	(1.56)	—	(1.56)	19.35	8.14	9,692	1.44		6.39		.76		7.06		.70		7.13		115
2005(e)	20.00	.90	(1.05)	(.15)	(.45)	—	(.45)	19.40	1.79	9,692	1.43	*	5.35	*	.92	*	5.85	*	.89	*	5.88	*	69

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(f)	For the six months ended March 31, 2007.

See accompanying notes to financial statements.

Notes

Notes

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Market Capitalization: The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock. The average market capitalization of a mutual fund’s portfolio gives a measure of the size of the companies in which the fund invests.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

MSA-INV3-0307D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By	(Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date June 8, 2007

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date June 8, 2007

*	Print the name and title of each signing officer under his or her signature.